Exhibit 99.1

World Omni Auto Receivables Trust 2018-A

Monthly Servicer Certificate

February 28, 2019

Dates Covered
Collections Period	02/01/19 - 02/28/19
Interest Accrual Period	02/15/19 - 03/14/19
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/19

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/19	678,340,309.64	35,212
Yield Supplement Overcollateralization Amount 01/31/19	34,241,384.04	0
Receivables Balance 01/31/19	712,581,693.68	35,212
Principal Payments	21,094,212.54	469
Defaulted Receivables	986,307.08	46
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/19	32,740,943.74	0
Pool Balance at 02/28/19	657,760,230.32	34,697

Pool Statistics	$ Amount	# of Accounts
Pool Factor	63.96%
Prepayment ABS Speed	1.09%
Aggregate Starting Principal Balance	1,079,641,523.35	46,720

Delinquent Receivables:
Past Due 31-60 days	4,130,389.00	197
Past Due 61-90 days	1,479,305.29	73
Past Due 91-120 days	337,300.49	17
Past Due 121+ days	0.00	0
Total	5,946,994.78	287

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.86%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	615,438.91
Aggregate Net Losses/(Gains) - February 2019	370,868.17
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	0.62%
Prior Net Losses Ratio	1.22%
Second Prior Net Losses Ratio	0.70%
Third Prior Net Losses Ratio	0.61%
Four Month Average	0.79%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.49%

Overcollateralization Target Amount	17,430,646.10
Actual Overcollateralization	17,430,646.10
Weighted Average APR	3.14%
Weighted Average APR, Yield Adjusted	5.48%
Weighted Average Remaining Term	52.04

Flow of Funds	$ Amount

Collections	23,498,492.64
Investment Earnings on Cash Accounts	46,611.17
Servicing Fee	(593,818.08)
Transfer to Collection Account	0.00
Available Funds	22,951,285.73

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	1,274,584.66
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	73,646.83
(5) Noteholders' Second Priority Principal Distributable Amount	2,604,061.11
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	17,430,646.10
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9) Distribution to Certificateholders	1,568,347.03

Total Distributions of Available Funds	22,951,285.73

Servicing Fee	593,818.08
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	971,100,000.00
Original Class B	30,580,000.00

Total Class A & B
Note Balance @ 02/15/19	660,364,291.43
Principal Paid	20,034,707.21
Note Balance @ 03/15/19	640,329,584.22

Class A-1
Note Balance @ 02/15/19	0.00
Principal Paid	0.00
Note Balance @ 03/15/19	0.00
Note Factor @ 03/15/19	0.0000000%

Class A-2
Note Balance @ 02/15/19	206,684,291.43
Principal Paid	20,034,707.21
Note Balance @ 03/15/19	186,649,584.22
Note Factor @ 03/15/19	54.8969365%

Class A-3
Note Balance @ 02/15/19	340,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	340,000,000.00
Note Factor @ 03/15/19	100.0000000%

Class A-4
Note Balance @ 02/15/19	83,100,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	83,100,000.00
Note Factor @ 03/15/19	100.0000000%

Class B
Note Balance @ 02/15/19	30,580,000.00
Principal Paid	0.00
Note Balance @ 03/15/19	30,580,000.00
Note Factor @ 03/15/19	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	1,348,231.49
Total Principal Paid	20,034,707.21
Total Paid	21,382,938.70

Class A-1
Coupon	1.75000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	2.19000%
Interest Paid	377,198.83
Principal Paid	20,034,707.21
Total Paid to A-2 Holders	20,411,906.04

Class A-3
Coupon	2.50000%
Interest Paid	708,333.33
Principal Paid	0.00
Total Paid to A-3 Holders	708,333.33

Class A-4
Coupon	2.73000%
Interest Paid	189,052.50
Principal Paid	0.00
Total Paid to A-4 Holders	189,052.50

Class B
Coupon	2.89000%
Interest Paid	73,646.83
Principal Paid	0.00
Total Paid to B Holders	73,646.83

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	1.3459703
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	20.0011054
Total Distribution Amount	21.3470757

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	1.1094083
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	58.9256094
Total A-2 Distribution Amount	60.0350177

A-3 Interest Distribution Amount	2.0833333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	2.0833333

A-4 Interest Distribution Amount	2.2750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	2.2750000

B Interest Distribution Amount	2.4083332
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	2.4083332

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	129.98
Noteholders' Principal Distributable Amount	870.02

Account Balances	$ Amount

Reserve Account
Balance as of 02/15/19	2,548,816.60
Investment Earnings	4,576.09
Investment Earnings Paid	(4,576.09)
Deposit/(Withdrawal)	-
Balance as of 03/15/19	2,548,816.60
Change	-

Required Reserve Amount	2,548,816.60